Warranties - Schedule of Changes in Warranty Liability (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015
Guarantees [Abstract]
Balance at beginning of period	$ 38,808	$ 28,453	$ 28,453	$ 34,316
Warranty provisions	21,534	18,615	26,759	22,537
Settlements made	(25,925)	(22,252)	(31,232)	(27,472)
Warranties for current year acquisitions	3,317	14,357	14,357
Changes in liability of pre-existing warranties	(2,655)	115	471	(928)
Balance at end of period	$ 35,079	$ 39,288	$ 38,808	$ 28,453